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                             HARRIS INSIGHT(R) FUNDS


                           HARRIS INSIGHT EQUITY FUNDS

                        HARRIS INSIGHT FIXED INCOME FUNDS

                                    A SHARES
                       Supplement dated December 23, 1999
                      to the Prospectuses dated May 3, 1999

THE FOLLOWING TABLE REPLACES THE CORRESPONDING TABLE UNDER THE SECTION ENTITLED FEES AND EXPENSES OF THE HARRIS INSIGHT EQUITY FUNDS.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
                                             Equity                            Small-Cap    Small-Cap                    Emerging
                                Balanced     Income       Equity    Growth       Value     Opportunity    International   Markets
                                  Fund        Fund         Fund      Fund        Fund         Fund            Fund         Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees1         0.60%       0.70%        0.70%     0.90%       0.80%         1.00%          1.05%        1.25%
------------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fees2                  0.35        0.35         0.35      0.35        0.35          0.35           0.35         0.35
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses                    0.38        0.26         0.19      0.21        0.25          0.21           0.28         0.83
------------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses1         1.33%       1.31%        1.24%     1.46%       1.40%         1.56%          1.68%        2.43%
------------------------------------------------------------------------------------------------------------------------------------

1 Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect advisory fees waived by Harris Trust. After these waivers, actual Fund advisory fees and total operating expenses for the fiscal year ended December 31, 1998 were:
                                             Equity                            Small-Cap     Small-Cap                   Emerging
                                Balanced     Income       Equity     Growth      Value      Opportunity  International    Markets
                                  Fund        Fund         Fund       Fund       Fund          Fund           Fund         Fund
------------------------------------------------------------------------------------------------------------------------------------
  Investment Advisory Fees        0.50%       0.67%        0.70%     0.89%       0.74%          .99%          1.05%         .92%
------------------------------------------------------------------------------------------------------------------------------------
  Total Operating Expenses        1.23%       1.28%        1.24%     1.45%       1.34%         1.55%          1.68%        2.10%
------------------------------------------------------------------------------------------------------------------------------------

2 Commencing October 1, 1999, Harris Trust has reduced Rule 12b-1Fees for the
  Equity Funds to 0.25% of average net assets. Those fee reductions can be changed or terminated at any time at the option of Harris Trust. If those fee reductions had been in effect for the fiscal year ended December 31, 1998, the total operating expenses for each of the Equity Funds (expressed as a percentage of average net assets) for that fiscal year end would have been as follows: Balanced Fund 1.23%; Equity Income Fund 1.21%; Equity Fund 1.14%;
  Growth Fund 1.36%; Small-Cap Value Fund 1.30%; Small-Cap Opportunity Fund
  1.46%; International Fund 1.58%; and Emerging Markets Fund 2.33%.

THE FOLLOWING TABLE REPLACES THE CORRESPONDING TABLE UNDER THE SECTION ENTITLED FEES AND EXPENSES OF THE HARRIS INSIGHT FIXED INCOME FUNDS.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
                                                Convertible                               Intermediate      Short/     Intermediate
                                                 Securities    Tax-Exempt       Bond       Tax-Exempt    Intermediate   Government
                                                    Fund       Bond Fund2       Fund      Bond Fund(2)     Bond Fund     Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees1                           0.70%         0.60%         0.65%         0.60%          0.70%         0.65%
------------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fees                                     0.25          0.25          0.25          0.25           0.25          0.25
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                      0.31          0.20          0.23          0.20           0.20          0.26
------------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses                            1.26%         1.05%         1.13%         1.05%          1.15%         1.16%
------------------------------------------------------------------------------------------------------------------------------------

1 Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect advisory fees waived by Harris Trust. After these waivers, actual Fund advisory fees and total operating expenses for the fiscal year ended December 31, 1998 were:

                                                Convertible                               Intermediate      Short/     Intermediate
                                                 Securities    Tax-Exempt       Bond       Tax-Exempt    Intermediate   Government
                                                    Fund       Bond Fund2       Fund       Bond Fund2      Bond Fund     Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
  Investment Advisory Fees                          0.61%         0.59%         0.37%        0.60%          0.40%          0.24%
------------------------------------------------------------------------------------------------------------------------------------
  Total Operating Expenses                          1.17%         1.04%         0.85%        1.05%          0.85%          0.75%
------------------------------------------------------------------------------------------------------------------------------------

2 Commencing October 18, 1999, Harris Trust has waived its entire advisory fee for the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund. Those waivers can be reduced or terminated at any time at the option of Harris
  Trust. If those fee waivers had been in effect for the fiscal year ended
  December 31, 1998, the total operating expenses for each of the Tax-Exempt
  Bond Fund and the Intermediate Tax-Exempt Bond Fund (expressed as a percentage of average net assets) for that year end would have been 0.45%.

                                                                  HIF 1308 11/99

THE FOLLOWING TABLE REPLACES THE CORRESPONDING TABLE UNDER THE SECTION ENTITLED SHAREHOLDER SERVICES - HOW TO BUY SHARES - CHOOSE YOUR INVESTMENT AMOUNT.
                                                                Minimum Per Fund
To open a regular account                                          $1,000
To open a retirement account                                         $250
To open an account using the Automatic Investment Plan                $50
To add to an existing account                                         $50

THE FOLLOWING REPLACES THE CORRESPONDING TEXT AND TABLES UNDER THE SECTION ENTITLED SHAREHOLDER SERVICES-HOW TO BUY SHARES-SALES CHARGES

SALES CHARGES

A Shares of the Funds are generally sold with a sales charge of up to 5.50% (applied when your investment is made).

When you purchase A Shares of the Funds through an institution, the distributor reallows a portion of the sales charge to the institution, except as described below. No sales charge is assessed on the reinvestment of distributions.

Sales charges for A Shares of the Funds are as follows:

EQUITY FUNDS
                                                                       SALES CHARGE AS A % OF          DEALER ALLOWANCE AS
AMOUNT OF PURCHASE                                SALES CHARGES        NET AMOUNT INVESTED             % OF OFFERING PRICE*
Less than $50,000                                         5.50%                  5.82%                          5.00%
$50,000 to $99,999                                        4.50                   4.71                           4.00
$100,000 to $249,999                                      3.50                   3.63                           3.25
$250,000 to $499,999                                      2.50                   2.56                           2.25
$500,000 to $999,999                                      2.00                   2.04                           1.75
$1,000,000 and over                                       0.00                   0.00                           1.00++
CONVERTIBLE SECURITIES FUND, TAX-EXEMPT BOND FUND AND BOND FUND
                                                                       SALES CHARGE AS A % OF          DEALER ALLOWANCE AS
AMOUNT OF PURCHASE                                SALES CHARGES        NET AMOUNT INVESTED             % OF OFFERING PRICE*
Less than $50,000                                         4.50%                  4.71%                          4.25%
$50,000 to $99,999                                        4.25                   4.43                           4.00
$100,000 to $249,999                                      3.50                   3.63                           3.25
$250,000 to $499,999                                      2.50                   2.56                           2.25
$500,000 to $999,999                                      2.00                   2.04                           1.75
$1,000,000 and over                                       0.00                   0.00                           1.00++
INTERMEDIATE TAX-EXEMPT BOND FUND, SHORT/INTERMEDIATE BOND FUND AND INTERMEDIATE GOVERNMENT BOND FUND
                                                                       SALES CHARGE AS A % OF          DEALER ALLOWANCE AS
AMOUNT OF PURCHASE                                SALES CHARGES        NET AMOUNT INVESTED             % OF OFFERING PRICE*
Less than $50,000                                         3.50%                  3.63%                          3.25%
$50,000 to $99,999                                        3.25                   3.36                           3.00
$100,000 to $249,999                                      2.50                   2.56                           2.25
$250,000 to $499,999                                      2.00                   2.04                           1.75
$500,000 to $999,999                                      1.50                   1.52                           1.25
$1,000,000 and over                                       0.00                   0.00                           1.00++

--------------------------------------------------------------------------------
++The dealer allowance for these purchases is 1.00% on purchases of $1 million to $2 million, 0.80% on the next $1 million, 0.50% on the next $47 million, and 0.25% on purchases in excess of $50 million.

* Dealers receive the following allowances for aggregate purchases in any twelve-month period by a qualified employee benefit plan, including employer-sponsored 401(k), 403(b), or other qualified retirement plan, provided that the plan sponsor demonstrates at the time of the initial purchase of shares that there are at least 75 eligible employees or that the plan has assets of at least $500,000: 1.00% on purchases up to $2 million, 0.80% on the next $1 million, 0.50% on the next $47 million, and 0.25% on purchases in excess of $50 million. The twelve-month period commences on the plan's initial purchase date and is reset on each anniversary thereof.

No sales charge is assessed on purchases of $1 million or more, nor on purchases by:

o Any bank, trust company, or other institution acting on behalf of a fiduciary customer account or any other trust account (including plans under Section 401 of the Internal Revenue Code)
o Registered representatives and employees of broker-dealers having selling group agreements with the distributor for the Funds relating to the Funds, and any trust, pension, profit-sharing, or other benefit plan sponsored by such a broker-dealer for its representatives and employees
o  Any individual with an investment account or advisory relationship with HIM
o  Directors or Trustees of the Funds

REDUCED SALES CHARGES

You may be eligible to buy A Shares with a reduced sales charge in three ways, but these purchases may be subject to a CDSC, described below -

o RIGHT OF ACCUMULATION Allows you to include your existing investments in A Shares of the Funds as part of your current investment for purposes of calculating sales charges.

o LETTER OF INTENT Allows you to count all investments in A Shares of the Funds over the next thirteen months, as if you were making them all at once for purposes of calculating sales charges.

o FAMILY PURCHASES Allows purchases by family members over a thirteen-month period to be combined as if they were made at the same time for purposes of calculating sales charges. ("Family" includes any person considered to be a part of an extended family, including but not limited to parents, grandparents, children, grandchildren, god-parents, in-laws, aunts, uncles, brothers, sisters, nephews, nieces, and cousins, including step- and adopted relatives.)

To qualify for a reduced sales charge, you must notify and provide sufficient information to the Funds at the time of purchase. If you invest through an institution, you should notify the institution, which in turn must notify the Funds. Programs that allow for reduced sales charges may be changed or eliminated at any time.

CONTINGENT DEFERRED SALES CHARGE

A Shares of a Fund that are redeemed within certain periods will be subject to a contingent deferred sales charge (CDSC) when no initial sales charge was assessed on purchases:

o of $1,000,000 or more in a single transaction
o pursuant to the right of accumulation, a letter of intent, or a family purchase.

The amount of the CDSC and the period for which it applies are as follows:
                                       ALL FUNDS

                                        CONTINGENT DEFERRED SALES CHARGE AS A %
          PERIOD SHARES HELD              OF DOLLAR AMOUNT SUBJECT TO CHARGE
          Less than one year                             1.00%
          One to two years                               0.50

The CDSC, which will be used to recover commissions paid to institutions, will be assessed on an amount equal to the lesser of the cost of the shares being redeemed and the net asset value of the shares at the time of redemption.

No CDSC will be imposed on

o increases in net asset value above the initial purchase price
o redemptions of shares acquired through the reinvestment of dividends and distributions
o involuntary redemptions by a Fund of shareholder accounts with low account balances

Redemptions of shares will be effected in the manner that results in the imposition of the lowest deferred sales charge. Redemptions will be made -

o First, from A Shares held for more than two years
o Second, from A Shares acquired through the reinvestment of dividends and distributions
o Third, from A Shares held within one and two years
o Fourth, from A Shares held for less than one year

The CDSC on shares purchased through an exchange from A Shares of another Fund is based upon the original purchase date and price of the other Fund's shares.

The CDSC will be waived by the Funds for redemptions -
o pursuant to a systematic withdrawal plan
o that are shown to have resulted from the death or disability of the accountholder
o by qualified retirement plans upon plan termination or dissolution
o directed by participants in qualified retirement plans
o from IRAs, if made pursuant to death or disability of the accountholder, or for minimum distributions required after attaining age 70 1/2

THE FOLLOWING TEXT REPLACES THE SECTION ENTITLED SHAREHOLDER SERVICES - ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION - EXCHANGING SHARES.

EXCHANGING SHARES

You may exchange your A Shares of a Fund for A Shares of any other Harris Insight Fund or for N Shares of any Harris Insight Money Market Fund without a sales charge, provided that:

o Your A Shares have been held for at least seven days
o Your account registration stays the same
o The shares you wish to buy are registered for sale in your home state

Any N Shares of a Harris Insight Money Market Fund that you obtain by exchanging A Shares of another Fund may in turn be exchanged for A Shares again without any sales charge. A sales charge will apply to exchanges of N Shares from a Harris Insight Money Market Fund if those Shares (a) were not purchased through a previous exchange from A Shares of a Fund or (b) are attributable to dividends and interest earned on Harris Insight Money Market Funds N Shares.

The Harris Insight Money Market Funds N Shares are available through a separate prospectus.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than four exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four-exchange limit. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days written notice.

Each Fund reserves the right to refuse an exchange by any person or group if, in Harris Trust's judgment, the Fund to be purchased would be unable to invest the money effectively in accordance with its investment objective and policies or otherwise might be adversely affected.

The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

The procedures that apply to redeeming shares also apply to exchanging shares.


THE FOLLOWING TEXT REPLACES THE CORRESPONDING PARAGRAPHS UNDER THE SECTION ENTITLED PORTFOLIO MANAGERS PORTFOLIO MANAGERS OF THE HARRIS INSIGHT EQUITY FUNDS.

SMALL-CAP OPPORTUNITY FUND - Paul Kleinaitis. Mr. Kleinaitis joined HIM in 1999 and serves as Principal and Portfolio Manager. He was appointed portfolio manager of the Fund effective October 1,1999 and has 12 years of experience in portfolio management and investment research. Prior to joining HIM, he served as a portfolio manager and sell-side equity analyst for a brokerage and investment management firm, where he managed small company growth portfolios.

SMALL-CAP VALUE FUND - John K. Tesseo. Mr. Tesseo joined HIM in 1999 and serves as Principal and Portfolio Manager. He was appointed portfolio manager of the Fund effective October 1, 1999 and has 8 years of experience in portfolio management and investment research. Prior to joining HIM, he served as portfolio manager and director of equity research for a brokerage and investment management firm, managing mutual funds and institutional and individual accounts. Previously, he was a systems engineer for a large software company, consulting on and developing products for financial institutions.

GROWTH FUND - T. Andrews Janes. Mr. Janes joined HIM in 1999 and serves as Partner and Portfolio Manager. He was appointed portfolio manager of the Fund effective May 28, 1999 and has 13 years of experience in portfolio management, investment research and trust administration. Prior to joining HIM, he served as portfolio manager for a large banking institution, managing mutual funds and institutional accounts.


THE FOLLOWING TEXT REPLACES THE CORRESPONDING PARAGRAPH UNDER THE SECTION ENTITLED PORTFOLIO MANAGERS PORTFOLIO MANAGERS OF THE HARRIS INSIGHT FIXED INCOME FUNDS.

CONVERTIBLE SECURITIES FUND - Jon D. Thanos. Mr. Thanos joined HIM in 1996 and serves as Principal and Portfolio Manager. He was appointed portfolio manager of the Fund effective July 21, 1999 and has seven years' experience in portfolio management and trading. Mr. Thanos is also the portfolio manager of the Index Fund. Prior to joining HIM, he served as trader for an options market-making firm.